Investments	12 Months Ended
Mar. 31, 2023
Investments, Debt and Equity Securities [Abstract]
Investments

10 INVESTMENTS

The Company’s long-term investments consist of the following:

	As of March 31,
	2022	2023
	RMB	RMB
Available-for-sale debt securities
iSNOB	21,918	24,656
Poppy	15,871	—
Others	7,084	9,712
	44,873	34,368
Equity method investments
Jiaxing Neixiangyoupan Equity investment Fund Partnership (limited partnership) (“Neixiangyoupan”)	25,842	31,745
Others	1,405	3,205
	27,247	34,950
Total	72,120	69,318

Available-for-sale debt securities

The following table summarizes, by major security type, the Company’s available-for-sale debt securities as of March 31, 2022 and 2023:

	As of March 31,
	2022	2023
	RMB	RMB
Cost	28,601	16,786
Unrealized gains, including foreign exchange adjustment	16,272	17,582
Fair Value	44,873	34,368

iSNOB

Upon the closing of the latest financing of iSNOB in May 2018, the Company held 18,000,000 convertible and redeemable preferred shares of iSNOB, and the equity interest of the Company was 14.5%. According to the investment agreement, the Company has the option to request iSNOB to redeem the Company’s investments at the Company’s investment cost plus the interest if iSNOB fails to consummate a qualified IPO within a pre-agreed period of time from the date of the Company’s investment. Therefore, the convertible and redeemable preferred shares that the Company subscribed from iSNOB are not in substance common stocks and are classified as an available-for-sale debt investment and is measured at its fair value with the changes in fair value booked in other comprehensive income.

In October 2020, the Company entered into a share repurchase agreement with iSNOB, pursuant to which, iSNOB repurchased 73.4% of the Company’s investment at a total price of approximately US$16,000 (equivalent to RMB104,399). After this transaction, the Company still held 4,785,714 convertible and redeemable preferred shares of iSNOB, accounting for 3.35% of the total equity interests of iSNOB on a fully diluted basis. The Company recognized a “Gain from investments, net” of RMB91,184 at the excess of the total cash consideration over the cost base of the preferred shares sold of RMB13,215 in the

Consolidated Statements of Operations and Comprehensive loss. The gain also included the recycled accumulated unrealized gains of RMB46,029 for the preferred shares sold that were previously recorded in other comprehensive income in equity.

As of March 31, 2021, the Company remeasured its remaining investment in iSNOB at a fair value of RMB22,595, which was determined by management with the assistance of an independent appraiser. For the year ended March 31, 2021, the unrealized securities holding gain net of tax of RMB8,714 was reported in other comprehensive income. For the year ended March 31, 2021, foreign currency translation loss of RMB3,717 was reported as foreign currency translation adjustments in other comprehensive income.

As of March 31, 2022, the Company remeasured its remaining investment in iSNOB and believed that there was no fair value change of iSNOB during the year ended March 31, 2022. For the year ended March 31, 2022, foreign currency translation loss of RMB677 was reported as foreign currency translation adjustments in other comprehensive income.

As of March 31, 2023, the Company remeasured its remaining investment in iSNOB at a fair value of RMB24,656, which was determined by management with the assistance of an independent appraiser. For the year ended March 31, 2023, the unrealized securities holding gain net of tax of RMB922 was reported in other comprehensive income. For the year ended March 31, 2023, foreign currency translation gain of RMB1,816 was reported as foreign currency translation adjustments in other comprehensive income.

Ruisha Technology

In July 2019, the Group purchased a 18.1% shareholding of Ruisha Technology with a cash consideration of RMB7,000 and an intangible asset with a fair value of RMB50. According to the investment agreement, the Group had the option to request Ruisha Technology to redeem the Group’s investments at the Group’s investment cost plus the interest until the occurrence of a redemption event, which is outside the control of Ruisha. The redeemable shares of Ruisha Technology held by the Group were therefore considered not in substance common stock and classified as an available-for-sale debt investment and were measured at its fair value with the changes in fair value booked in other comprehensive income. As of March 31, 2021, the Group remeasured the investment at a fair value of RMB19,065, which were determined by management with the assistance of an independent appraisal. For the years ended March 31, 2021, the unrealized securities holding gain, net of tax of RMB9,726 was reported in other comprehensive income. As disclosed in Note 3, the Company derecognized its investment in Ruisha Technology and recycled the unrealized gain of RMB11,106 previously recognized in other comprehensive income into “Gain from investments, net” upon the consummation of the acquisition of Ruisha Technology in July 2021.

Huzan

As of March 31, 2021, the Company classified its equity interest in Huzan as an available-for-sale debt investment which is measured at its fair value with the changes in fair value booked in other comprehensive income as the redeemable shares of Huzan held by the Company are considered not in substance common stock. With the assistance of an independent appraiser, the Company remeasured the investment in Huzan at a fair value of RMB1,686. The fair value below the Company’s investment cost was primarily due to its weaker-than-expected business performance, which was considered as other-than-temporary. Therefore, for the fair value decrease of RMB9,310, the Company reversed the unrealized gain of RMB5,145 previously recognized in other comprehensive income and recognized an impairment of RMB4,055 in “Losses from investments”.

In March 2022, Huzan decided to terminate its operation and was under liquidation thereafter. In connection with the business winding-up of Huzan, the Company assessed the recoverability of its investment and as a result of its assessment, the Company wrote down the carrying value of its investment of RMB1,686 to zero and recognized a loss of RMB1,635 in “Losses from investment”. For the year ended March 31, 2022, foreign currency translation loss of RMB51 was reported as foreign currency translation adjustments in other comprehensive income.

Xuanwei

In March 2020, the Company purchased a 5% shareholding in Xuanwei with a cash consideration of US$500 (equivalent to RMB3,525). According to the investment agreement, the Company has the option to request Xuanwei to redeem the Company’s investments at the Company’s investment cost plus the interest if Xuanwei fails to consummate a qualified IPO within a pre-agreed period of time from the date of the Company’s investment. Therefore,the redeemable shares of Xuanwei held by the Company are considered not in substance common stock and classified as an available-for-sale debt investment and measured at fair value with the changes in fair value booked in other comprehensive income.

In March 2021, the Company disposed of all the equity interest it held in Xuanwei to Tencent Group, the Company’s shareholder, at a total cash consideration of US$900 (equivalent to RMB5,914). The transaction price was the same as the price at which Tencent purchased from other non-related shareholders that hold the same class shares in the investee. Therefore, the Company recognized a “Gain from investments” of RMB2,389 in the Consolidated Statements of Operations and Comprehensive loss.

Poppy

In September 2021, the Company purchased a 10% equity interest in Poppy with a cash consideration of US$2,500 (equivalent to RMB16,215). The Company has the option to request Poppy to redeem the Company’s investments at the Company’s investment cost plus interest if Poppy fails to consummate a qualified IPO within a pre-agreed period of time from the date of the Company’s investment. Therefore, redeemable shares of Poppy held by the Company are considered not in substance common stock and classified as an available-for-sale debt investment which is measured at its fair value with the changes in fair value booked in other comprehensive income. As of March 31, 2022, the Company remeasured its investment in Poppy and believed that there was no fair value change of Poppy during the year ended March 31, 2022. For the year ended March 31, 2022, foreign currency translation loss of RMB344 was reported as foreign currency translation adjustments in other comprehensive income.

For the year ended March 31, 2023, the actual operating results of Poppy were significantly weaker than expected. The Company assessed the recoverability of its investment and as a result of its assessment, the Company wrote down the carrying value of its investment of RMB15,871 to zero and recognized a loss of RMB16,817 in “Losses from investment.” For the year ended March 31, 2023, foreign currency translation gain of RMB946 was reported as foreign currency translation adjustments in other comprehensive income

Equity method investments

Investment in Neixiangyoupan

In December 2019, the Group entered into a partnership agreement with Neixiangyoupan to subscribe for the shares of Neixiangyoupan as a Limited Partner (“LP”) and made the first capital injection in May 2020. As of March 31, 2022 and 2023, RMB24,750 and RMB28,464 in cumulative capital contributions has been made by the Group, respectively, representing approximately 14.8% of the entity's equity interest at each balance sheet date. The investment is accounted for under the equity method as the Group has the ability to exercise significant influence over Neixiangyoupan as an LP. For the years ended March 31, 2021, 2022 and 2023, the Group recognized RMB478 of share of loss, RMB1,570 of share of gain and RMB2,189 of share of gain of Neixiangyoupan, respectively.

The Group's equity method investments are not considered individually material or in the aggregate to meet the necessary reporting threshold under Rule 4-08(g) of Regulation S-X.